SHAREHOLDERS' DEFICIT (Detail Textuals 7)		12 Months Ended
	Oct. 06, 2015 Day $ / shares shares	Dec. 31, 2016 Day shares	Dec. 31, 2015 Day $ / shares shares	Feb. 02, 2016 $ / shares shares	Sep. 18, 2015 $ / shares
Stockholders Equity Note [Line Items]
Warrant exercise price				$ 0.15
Consecutive trading days | Day		20
Private placement | Warrants to purchase common stock issued and outstanding
Stockholders Equity Note [Line Items]
Warrant exercise price					$ 0.15
Purchase Agreement | Private placement | Independence Blue Cross, LLC | Warrants to purchase common stock issued and outstanding
Stockholders Equity Note [Line Items]
Number of business days | Day	10
Number of common stock shares called by warrants | shares	3,333,330
Warrant exercise price	$ 0.15
Common Stock warrants
Stockholders Equity Note [Line Items]
Number of business days | Day			10
Number of shares expired under warrant (in shares) | shares			35,353,790
Number of common stock shares called by warrants | shares			11,631,410	11,631,410
Warrant exercise price			$ 0.15
Weighted average remaining life			10 months 24 days